COMMITMENTS AND CONTINGENCIES (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2013 sqft	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Lease agreement term	3 years
Net rentable square feet area for which rent is payable		2,390
Annual base rent per rentable square foot (in dollars per square foot)		18.50
Annual base rent		$ 44,215
Future minimum rental payments
2014		46,207
2015 and thereafter		15,535
Total		61,742
Rent Expense		45,012	28,050
Future minimum lease payments under mining leases
2014		10,000
2015		10,000
2016		20,000
2017		25,000
2018		25,000
Thereafter		117,500
Total		207,500
The cash outflow for the payments of mining lease made by the entity.		$ 25,000	$ 10,000